Intangiable assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	$ 4,013,561	$ 5,141,998
Addition	250,000
Amortization	(1,134,741)	(1,128,437)
Closing net book value	3,128,820	4,013,561
Cost			$ 5,929,689	$ 5,679,689
Accumulated amortization			(2,800,869)	(1,666,128)
Net book value	3,128,820	4,013,561	3,128,820	4,013,561
Exclusive license agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	25,000	27,500
Addition	250,000
Amortization	(8,802)	(2,500)
Closing net book value	266,198	25,000
Cost			300,000	50,000
Accumulated amortization			(33,802)	(25,000)
Net book value	266,198	25,000	266,198	25,000
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	138,316	189,766
Amortization	(51,452)	(51,450)
Closing net book value	86,864	138,316
Cost			257,254	257,254
Accumulated amortization			(170,390)	(118,938)
Net book value	86,864	138,316	86,864	138,316
Proprietary technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	3,217,328	4,115,187
Amortization	(897,859)	(897,859)
Closing net book value	2,319,469	3,217,328
Cost			4,489,295	4,489,295
Accumulated amortization			(2,169,826)	(1,271,967)
Net book value	2,319,469	3,217,328	2,319,469	3,217,328
Brand
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	632,917	809,545
Amortization	(176,628)	(176,628)
Closing net book value	456,289	632,917
Cost			883,140	883,140
Accumulated amortization			(426,851)	(250,223)
Net book value	$ 456,289	$ 632,917	$ 456,289	$ 632,917